Summary of Significant Accounting Policies - Contract acquisition costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Deferred asset	$ 5.4	$ 2.3
Amortized commissions	$ 1.9	$ 0.5	$ 0.2